Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Income (loss) Per Common share (Details) - USD ($)		2 Months Ended	3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
		Jun. 30, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings allocable to Redeemable Class A Common Stock
Income and Franchise Tax			$ 0		$ 0			$ 0	$ 0
Net Earnings								$ (64,281,000)	$ (33,552,000)
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted			169,659,037,000		85,714,375,000			277,529,317	206,672,024
Earnings/Basic and Diluted Redeemable Class A Common Stock			$ (0.12)		$ (0.10)			$ (230)	$ (160)
Numerator: Net Loss minus Redeemable Net Earnings
Net loss		$ (4,175,999)	$ (20,402,000)	$ (6,744,391)	$ (8,746,000)	$ (10,920,390)	$ (18,219,398)	$ (41,659,000)	$ (33,552,000)
Redeemable Net Earnings								$ (64,281,000)	$ (33,552,000)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock							$ (4.75)
Class A and Class B non-redeemable common stock
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock		$ (1.34)		$ (1.88)		$ (3.04)
Panacea Acquisition Corp
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income							$ 7,011
Income and Franchise Tax							0
Numerator: Net Loss minus Redeemable Net Earnings
Net loss							(18,219,398)
Panacea Acquisition Corp | Class A redeemable common stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income							7,011
Income and Franchise Tax							(7,011)
Net Earnings							$ 0
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted							14,375,000
Earnings/Basic and Diluted Redeemable Class A Common Stock							$ 0
Numerator: Net Loss minus Redeemable Net Earnings
Redeemable Net Earnings							$ 0
Panacea Acquisition Corp | Class A and Class B non-redeemable common stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net Earnings							7,011
Numerator: Net Loss minus Redeemable Net Earnings
Net loss							(18,219,398)
Redeemable Net Earnings							7,011
Non-Redeemable Net Loss							$ (18,226,409)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted	[1]						3,840,179
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock							$ (4.75)

[1]	The weighted average non-redeemable common stock for the year ended December 31, 2020 includes the effect of 487,500 Private Placement Units, which were issued in conjunction with the initial public offering on July 6, 2020.